Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 17,528	$ 18,906	$ 8,777
Taxation at UK corporation tax rate of 19.00%	3,329	3,592	1,668
Impact of differently taxed overseas profits in overseas locations	374	280	178
UK banking surcharge	283	332	(113)
– local taxes and overseas withholding taxes	550	360	228
– other permanent disallowables	202	236	333
– impacts of hyperinflation	171	68	65
– adjustments in respect of prior period liabilities	116	25	78
– tax impact of planned sale of French retail banking business	115	(434)	0
– bank levy	59	93	202
– movements in provisions for uncertain tax positions	27	15	4
– non-deductible goodwill write-down	3	178	0
– impact of differences between French tax basis and IFRSs	0	434	0
– movements in unrecognised UK deferred tax	(2,191)	294	444
– non-taxable income and gains	(825)	(641)	(515)
– effect of profits in associates and joint ventures	(504)	(414)	(250)
– non-UK movements in unrecognised deferred tax	(312)	(67)	608
– impact of changes in tax rates	(293)	132	58
– deductions for AT1 coupon payments	(246)	(270)	(310)
Total tax expense	$ 858	$ 4,213	$ 2,678
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 19.00%	19.00%	19.00%	19.00%
Impact of differently taxed overseas profits in overseas locations	2.10%	1.50%	2.00%
UK banking surcharge	1.60%	1.80%	(1.30%)
– local taxes and overseas withholding taxes	3.10%	1.90%	2.60%
– other permanent disallowables	1.20%	1.20%	3.80%
– impacts of hyperinflation	1.00%	0.40%	0.70%
– adjustments in respect of prior period liabilities	0.70%	0.10%	0.90%
– tax impact of planned sale of French retail banking business	0.70%	(2.30%)	0.00%
– bank levy	0.30%	0.50%	2.30%
– movements in provisions for uncertain tax positions	0.20%	0.10%	0.00%
– non-deductible goodwill write-down	0.00%	0.90%	0.00%
– impact of differences between French tax basis and IFRSs	0.00%	2.30%	0.00%
– movements in unrecognised UK deferred tax	(12.50%)	1.60%	5.10%
– non-taxable income and gains	(4.70%)	(3.40%)	(5.80%)
– effect of profits in associates and joint ventures	(2.90%)	(2.20%)	(2.80%)
– non-UK movements in unrecognised deferred tax	(1.80%)	(0.40%)	6.90%
– impact of changes in tax rates	(1.70%)	0.70%	0.60%
– deductions for AT1 coupon payments	(1.40%)	(1.40%)	(3.50%)
Average effective tax rate	4.90%	22.30%	30.50%